Share Option and Warrant Reserves (Details 5)	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2018 $ / shares shares
Statement [Line Items]
Outstanding warrants beginning of the year	7,799,263	7,799,263	8,211,453	1,626,740	0
Outstanding warrants, exercise price beginning of the year | (per share)	$ 1.28	$ 1.28	$ 1.27	$ 1.66	$ 0.00
Exercise Price Range 1
Statement [Line Items]
Outstanding warrants beginning of the year	337,813	337,813
Outstanding warrants, exercise price beginning of the year | $ / shares	$ 2.96
Exercise Price Range 2
Statement [Line Items]
Outstanding warrants beginning of the year	5,085,670	5,085,670
Outstanding warrants, exercise price beginning of the year | $ / shares	$ 1.20
Exercise Price Range 3
Statement [Line Items]
Outstanding warrants beginning of the year	2,375,780	2,375,780
Outstanding warrants, exercise price beginning of the year | $ / shares	$ 1.20